PATENT APPLICATION AND INTELLECTUAL PROPERTY	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
PATENT APPLICATION AND INTELLECTUAL PROPERTY [Text Block]
4.	PATENT APPLICATION AND INTELLECTUAL PROPERTY

Pursuant to an agreement dated May 6, 2004, the Company acquired a patent application and intellectual rights to a process to solidify and remove spilled oil on land and water.

In consideration for the sale, assignment and transfer of the technology, the Company agreed to:

	a)	Pay the inventor the sum of $10,000 upon execution of the agreement (paid);
	b)	Issue to the inventor a total of 150,000 shares of common stock upon execution of the agreement (issued); and
c)

Pay to the inventor a royalty fee in the amount of $0.075 (Cdn $0.10) per pound of the formulation produced by or on behalf of the Company to any subsidiary, affiliate, agent or sub-contractor of the Company as defined in the agreement.

During the year ended July 31, 2007, due to the uncertainty of the development of this patent, management wrote off the cost to date in its statement of operations.

4.	PATENT APPLICATION AND INTELLECTUAL PROPERTY

Pursuant to an agreement dated May 6, 2004, the Company acquired a patent application and intellectual rights to a process to solidify and remove spilled oil on land and water.

In consideration for the sale, assignment and transfer of the technology, the Company agreed to:

	a)	Pay the inventor the sum of $10,000 upon execution of the agreement (paid);

	b)	Issue to the inventor a total of 150,000 shares of common stock upon execution of the agreement (issued); and

c)

Pay to the inventor a royalty fee in the amount of $0.075 (Cdn $0.10) per pound of the formulation produced by or on behalf of the Company to any subsidiary, affiliate, agent or sub-contractor of the Company as defined in the agreement.

During the year ended July 31, 2007, due to the uncertainty of the development of this patent, management wrote off the cost to date in its statement of operations.